Condensed Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues		$ 113	$ 658	$ 768
Cost of revenues	(2)	(55)	(104)	(365)
Gross profit	(2)	58	554	403
Research and development expenses, net	56	7,460	21,653	22,695
General and administrative expenses	3,239	3,162	11,754	7,704
Capital gain	(610)
Operating loss	2,687	10,564	32,853	29,996
Financial income	(67)	(146)	(634)	(120)
Financial expenses	19	10	85	44
Financial income, net	(48)	(136)	(549)	(76)
Net loss and comprehensive loss	$ 2,639	$ 10,428	$ 32,304	$ 29,920
Loss per ordinary share
Basic and diluted	$ 0.03	$ 0.13	$ 0.42	$ 0.45
Weighted average ordinary shares outstanding
Basic and diluted	77,800,117	77,386,967	77,554,740	66,346,506